Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Share-Based Compensation [Abstract]
Share-Based Compensation
17. Share-Based Compensation

Share incentive plan

On January 28, 2010, Shanghai Baozun's board of directors approved the Share Incentive Plan of Shanghai Baozun (the "Shanghai Baozun Plan"), which allows Shanghai Baozun to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants. In conjunction with the Redomiciliation in 2014, the Group adopted the 2014 Share Incentive Plan ("2014 Plan") to replace Shanghai Baozun Plan. The board of directors have authorized issuance of up to  20,331,467 shares. The term of the option shall not exceed ten years from the date of grant. The awards granted and outstanding under the Shanghai Baozun Plan will survive and remain effective and binding under the 2014 Plan.

On May 5, 2015, the Board of Directors of the Company approved 2015 Share Incentive Plan (“2015 Plan”). The Board of Directors has authorized the issuance of up to 4,400,000 shares initially. In July 2016, the Group made amendment to the 2015 plan that if on December 31 of each year beginning in 2016, the unissued shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, then on the first day of the next calendar year, the number of shares reserved for future issuances under the 2015 Plan shall be automatically increased to 1.5% of the then total issued and outstanding shares. The shares that may be issued pursuant to the awards under the 2015 Plan are Class A ordinary shares. The term of the option under 2015 Plan shall not exceed ten years from the date of grant.

On May 20, 2015, the Group granted 70,000 share options to certain senior management under the 2014 Plan. These share options have an exercise price of RMB 0.001 per share and vest over 4 years.

On August 14, 2015, the Group granted 452,770 share options to certain employees and management under the 2015 Plan. These shares options have an exercise price of RMB11.67 or RMB18.6 per share and vest over 4 years.

On March 3, 2016, the exercise price of 2,098,111 outstanding options, previously granted from February 6, 2015 to August 14, 2015, held by 38 employees were reduced from US$2.87 and US$1.5 to US$1.5 and US$0.0001 respectively, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. The total incremental cost associated with the modification was RMB3,432, of which RMB956 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of RMB2,476 will be recognized over a weighted-average period of 2.89 years.

On February 23, 2017, the exercise price of 1,306,743 outstanding options, previously granted on February 6, 2015, held by 6 employees were reduced from US$1.5 to US$0.0001 respectively, with other terms unchanged. In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. The total incremental cost associated with the modification was RMB12,347, of which RMB6,321 was recognized immediately for the options vested prior to the date of the modification and the remaining share-based compensation charges of RMB6,026 will be recognized over a weighted-average period of 1.95 years.

No more share option was granted during the years ended December 31, 2016 and 2017.

Share options

The Group has used the binomial model to estimate the fair value of the options granted under the 2014 and 2015 Plan. The fair value per option was estimated at the date of grant using the following weighted-average assumptions:

For the Year Ended December 31,
2015
Risk-free interest rate	2.61% ~ 2.833%
Contract life	10 years
Expected volatility range	48.78% ~ 48.96%
Expected dividend yield	0.00%
Fair value of the underlying shares on the date of option grants (RMB)	16.23~22.63

The Group estimated the risk-free interest rate based on the yield to maturity of U.S. treasury bonds denominated in USD and adjusted for country risk premium of PRC at the option valuation date. The expected volatility at the date of grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

A summary of option activity during the years ended December 31, 2015, 2016 and 2017 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB

Outstanding, as of January 1, 2015	15,153,023	0.1	8.6	-
Granted	4,472,745
Forfeited	(1,311,296)
Expired	(113,421)
Exercised	(1,626,197)			29,443

Outstanding, as of December 31, 2015	16,574,854	3.5	8.0	-

Granted	-
Forfeited	(1,118,589)
Expired	(59,813)
Exercised	(2,544,255)			50,199

Outstanding, as of December 31, 2016	12,852,197	2.2	7.2	-

Granted	-
Forfeited	(148,965)
Expired	-
Exercised	(5,126,034)			269,696

Outstanding, as of December 31, 2017	7,577,198	1.1	6.3	-

Vested and expected to vest as of December 31, 2017	7,263,589	0.9	6.3	479,380
Exercisable as of December 31, 2017	5,731,293	0.4	6.1	385,205

The weighted-average grant-date fair value of the options granted in 2014 and 2015 were RMB13.32 and RMB13.43 per share.

As of December 31, 2017, there was RMB132,986 of total unrecognized compensation expense related to unvested share options granted. That cost is expected to be recognized over a weighted-average period of 2.7 years.

Restricted share units

Under the 2015 Plan, the Group granted 3,663,574 and 1,548,747 restricted share units to certain employees and senior management in 2016 and 2017 and vest over years. A summary of the restricted share units activities under the 2015 Plan during the years ended December 31, 2016 and 2017 is presented below:

	Number of restricted share units	Weighted-Average Grant-Date Fair Value
		RMB
Outstanding, as of January 1, 2016	3,976,311	17.28
Granted	3,663,574	18.32
Forfeited	(793,355)

Outstanding, as of December 31, 2016	6,846,530	17.83

Granted	1,548,747	45.96
Vested	(1,587,381)	17.19
Forfeited	(653,277)

Outstanding, as of December 31, 2017	6,154,619	24.91

The Group recorded compensation expense of RMB25,195, RMB34,185 and RMB58,231 for both share options and restricted share units for the years ended December 31, 2015, 2016 and 2017, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	For Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB

Fulfillment	1,440	1,755	2,904
Sales and marketing	9,793	13,370	20,363
Technology and content	5,047	7,875	13,822
General and administrative	8,915	11,185	21,142

	25,195	34,185	58,231